CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss	$ (1,395.4)	$ 88.8
Items that may be reclassified subsequently to net earnings:
- Effective portion of changes in fair value of cash flow hedges	(1.2)	(11.8)
- Reclassification of losses recorded in earnings	7.2	9.7
- Tax Impact on fair value of hedging instruments	(2.0)	1.9
- Time value of options contracts excluded from hedge relationship	1.7	(4.9)
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax	5.7	(5.1)
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	(30.7)	(11.0)
Items that will not be reclassified to net earnings:
Income tax relating to investments in equity instruments included in other comprehensive income	0.0	1.5
Re-measurement of employee benefit plan	(0.6)	(1.3)
Total other comprehensive loss	(25.6)	(15.9)
Total comprehensive (loss) earnings	(1,421.0)	72.9
Attributable to:
Yamana Gold Inc. equity holders	(1,007.9)	131.6
Non-controlling interests	(413.1)	(58.7)
Total comprehensive (loss) earnings	$ (1,421.0)	$ 72.9